Document and Entity Information	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	TriLinc Global Impact Fund, LLC
Entity Central Index Key	0001550453
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55432
Entity Tax Identification Number	36-4732802
Entity Address, Address Line One	1230 Rosecrans Avenue
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	310
Local Phone Number	997-0580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false